INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance increase (decrease)	$ 1,641,000
Net operating and economic loss carryforwards	$ 26,030,830
Federal income tax rate	21.00%
State income tax rate	2.00%
Change in effective tax rate	0.00%